COHEN & STEERS EMERGING MARKETS REAL ESTATE FUND, INC.

CLASS I SHARES

Supplement dated January 26, 2012 to

Prospectus dated March 1, 2011 (as supplemented on October 11, 2011 and March 23, 2011)

The Board of Directors of the Fund approved, effective January 1, 2012, the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays Cohen & Steers Securities, LLC, the Fund's distributor (the Distributor), a fee at annual rate of up to 0.10% of the average daily net asset value (NAV) of the Fund's Class I shares for shareholder account service and maintenance.

Accordingly, the "Fund Fees and Expenses – Annual Fund Operating Expenses" and "Fund Fees and Expenses – Example" sections on page 1 of the prospectus are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)

Management Fee	1.00%
Other Expenses	1.17%
Service Fee	0.01%

Total Annual Fund Operating Expenses	2.18%
Fee Waiver/Expense Reimbursement (2)	(0.73)%

Total Annual Fund Operating Expenses (after fee waiver/ expense reimbursement)	1.45%

(1)	This expense information has been updated to reflect actual expenses for the fiscal year ended October 31, 2011 and additional expenses expected to be incurred in the current fiscal year due to the payment of a service fee pursuant to a shareholder services plan for Class I shares, adopted by the Fund effective January 1, 2012.
(2)	Through June 30, 2014, Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual Fund operating expenses at 1.45% for the Class I shares. This contractual agreement can only be amended by agreement of the Fund and the Advisor to lower the net amount shown and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (through June 30, 2014, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I shares
	$148	$498	$994	$2,362